Accumulated Other Comprehensive Income - Summary of Reclassification from Accumulated Other Comprehensive Income (Details) - Total - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Defined benefit pension and PRB plans	$ 3	$ 3
Deferred income taxes	(1)	(1)
Reclassifications from AOCI, net	$ 2	$ 2